Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2024
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES INCOME SECURITIES TRUST
CIK	dei_EntityCentralIndexKey	0000789281
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 15, 2024
Effective Date	dei_DocumentEffectiveDate	Nov. 15, 2024
Prospectus Date	rr_ProspectusDate	Dec. 31, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A